Cash, Cash Equivalents and Marketable Securities	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Investments, Debt and Equity Securities [Abstract]
Cash, Cash Equivalents and Marketable Securities
4. Cash, Cash Equivalents and Marketable Securities
Cash equivalents are highly liquid investments that are readily convertible into cash with original maturities of three months or less when purchased. Marketable securities consist of securities with original maturities greater than 90 days when purchased. The Company classifies these marketable securities as available-for-sale
and records them at fair value in the accompanying condensed consolidated balance sheets. Unrealized gains or losses are included in accumulated other comprehensive loss. Premiums or discounts from par value are amortized to interest income over the life of the underlying security.
Cash, cash equivalents and marketable securities consisted of the following at March 31, 2022 and December 31, 2021 (in thousands):

March 31, 2022	Amortized Cost	Unrealized Gains	Unrealized Losses	Fair Value
Cash and cash equivalents:
Cash and money market funds	$69,575	$—	$—	$69,575
Marketable securities:
Corporate debt securities—due in one year or less	28,915	—	(111)	28,804
US Treasury obligation—due in one year or less	12,000	—	(118)	11,882
Corporate debt securities—due in more than one year to five years	2,682	—	(44)	2,638

Total	$113,172	$—	$(273)	$112,899

December 31, 2021	Amortized Cost	Unrealized Gains	Unrealized Losses	Fair Value
Cash and cash equivalents:
Cash and money market funds	$92,302	$—	$—	$92,302
Marketable securities:
Corporate debt securities—due in one year or less	30,100	—	(12)	30,088
US Treasury obligation—due in one year or less	8,000	—	(21)	7,979
Corporate debt securities—due in more than one year to five years	9,085	—	(33)	9,052
US Treasury obligation—due in more than one year to five years	3,999	—	(13)	3,986

Total	$143,486	$—	$(79)	$143,407

Although available to be sold to meet operating needs or otherwise, securities are generally held through maturity. The cost of securities sold is determined based on the specific identification method for purposes of recording realized gains and losses. During the three months ended March 31, 2022 and 2021, there were no realized gains or losses on sales of investments, and no investments were adjusted for other-than-temporary declines in fair value.
As of March 31, 2022, marketable securities with maturities of one year or less when purchased are presented in current assets and those with maturities of more than one year are presented in the noncurrent assets in the accompanying condensed consolidated balance sheet.
At March 31, 2022, the Company held ten securities that were in an unrealized loss position. The aggregate fair value of securities held by the Company in an unrealized loss position for less than twelve months as of March 31, 2022 was $27.4 million. There were no securities held by the Company in an unrealized loss position for more than twelve months as of March 31, 2022. The Company has the intent and ability to hold such securities until recovery. The Company determined that there was no material change in the credit risk of the above marketable securities. As a result, the Company determined it did not hold any marketable securities with an other-than temporary impairment as of March 31, 2022.

4. Cash, Cash Equivalents and Marketable Securities
Cash equivalents are highly liquid investments that are readily convertible into cash with original maturities of three months or less when purchased. Marketable securities consist of securities with original maturities greater than 90 days when purchased. The Company classifies these marketable securities as available-for-sale
and records them at fair value in the accompanying consolidated balance sheets. Unrealized gains or losses are included in accumulated other comprehensive loss. Premiums or discounts from par value are amortized to other income over the life of the underlying security.
Cash, cash equivalents and marketable securities,
available-for-sale,
consisted of the following at December 31, 2021 and December 31, 2020 (in thousands):

December 31, 2021	Amortized Cost	Unrealized Gains	Unrealized Losses	Fair Value
Cash and cash equivalents:
Cash and money market funds	$92,302	$—	$—	$92,302
Marketable securities:
Corporate debt securities – due in one year or less	30,100	—	(12)	30,088
US Treasury obligation – due in one year or less	8,000	—	(21)	7,979
Corporate debt securities – due in more than one year to five years	9,085	—	(33)	9,052
US Treasury obligation – due in more than one year to five years	3,999	—	(13)	3,986

Total	$143,486	$—	$(79)	$143,407

December 31, 2020	Amortized Cost	Unrealized Gains	Unrealized Losses	Fair Value
Cash and cash equivalents:
Cash and money market funds	$173,984	$—	$—	$173,984

Total	$173,984	$—	$—	$173,984

Although available to be sold to meet operating needs or otherwise, securities are generally held through maturity. The cost of securities sold is determined based on the specific identification method for purposes of recording realized gains and losses. During the years ended December 31, 2021, 2020 and 2019, there were no realized gains or losses on sales of investments, and no investments were adjusted for other than temporary declines in fair value.
As of December 31, 2021, marketable securities with maturities of one year or less when purchased are presented in current assets and those with maturities of more than one year are presented in the noncurrent assets in the accompanying condensed consolidated balance sheet. There were no marketable securities held as of December 31, 2020.
As of December 31, 2021, the Company held eleven securities that were in an unrealized loss position. The aggregate fair value of securities held by the Company in an unrealized loss position for less than twelve months as of December 31, 2021 was $30.1 million. There were no securities held by the Company in an unrealized loss position for more than twelve months as of December 31, 2021. The Company has the intent and ability to hold such securities until recovery. The Company determined that there was no material change in the credit risk of the above marketable securities during the year ended December 31, 2021. As a result, the Company determined it did not hold any marketable securities with an other than temporary impairment as of December 31, 2021.